Significant Accounting Policies - Sales and marketing expenses, Employee Benefits, Segment Reporting and Statutory Reserves (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating Lease
Capital lease	¥ 0	¥ 0
Employee benefits
Employee social security and welfare benefits	¥ 32,900,000	21,790,000	¥ 9,120,000
Segment Reporting
Number of reportable segments | segment	1
Statutory Reserves
Percentage of general reserve fund, annual after-tax profits	10.00%
Maximum percentage of general reserve fund, registered capital	50.00%
Percentage of statutory surplus fund, annual after-tax profits	10.00%
Maximum percentage of statutory surplus fund, registered capital	50.00%
Profit appropriation to reserve funds	¥ 1,080,000	3,640,000	10,000
Sales and marketing expenses
Sales and marketing expenses
Total advertising expenses	¥ 700,000	¥ 3,760,000	¥ 3,140,000